Reverse Recapitalization and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Common stock issued following the Business Combination
The number of shares of common stock issued immediately following the Business Combination was as follows:

	Number of Shares
	Class A	Class C
Legacy WeWork Stockholders	559,124,587	19,938,089
Legacy BowX Sponsor & Sponsor Persons	9,075,000	—
Legacy BowX Public Stockholders	33,293,214	—
PIPE Investors	80,000,000	—
Backstop Investor	15,000,000	—
Total	696,492,801	19,938,089